Changes In Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Tax Credit Carryforward [Line Items]
Net operating loss tax carryovers	$ 264.4	$ 307.5
Tax credits	42.6	49.7
Gross deferred income tax assets	632.4	673.6
Valuation allowance	(94.5)	(194.8)
Total deferred income tax assets	$ 537.9	$ 478.8